Provisions and contingencies - Schedule of provisions and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions and contingencies
Balance as of January 1	$ 138	$ 501
Effect of foreign currency exchange rate changes	14	9
Provisions made	91	43
Provisions used	(101)	(415)
Balance as of December 31	$ 142	$ 138